SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) $ / shares in Units, £ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) segment $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Aug. 19, 2021 USD ($)	Aug. 19, 2021 GBP (£)
Accounting Policies [Line Items]
Inventory write-downs	$ 15,936	$ 2,276	$ 1,970
Impairment charges of long-lived assets	24,277	0	0
Loss on lease termination	$ 439	0	0
Investment received				$ 46,397	£ 38,340
Employee maximum contribution, percentage of monthly salary	8.33%
Severance pay expenses	$ 996	$ 987	$ 1,069
Maximum exercise price of options granted (in USD per share) | $ / shares	$ 0	$ 0.03	$ 0.03
Potentially dilutive securities that were excluded from the computation of loss per share (in shares) | shares	6,722,334	7,455,172	2,679,771
Revenues	$ 1,297	$ 183	$ 1,608
Cost of revenues	$ 17,571	3,681	3,270
Number of operating segments | segment	1
Number of reportable segments | segment	1
R&D tax credit benefits	$ 2,368	5,697	769
REE Platform Prototypes
Accounting Policies [Line Items]
Revenues			943
Cost of revenues		943
SDV Prototypes
Accounting Policies [Line Items]
Revenues	$ 0	183	665
United States
Accounting Policies [Line Items]
Matching contribution, percentage of participant annual compensation	4.00%
Employer expenses related to defined contribution plan	$ 43	$ 81	$ 106
Foreign Plan
Accounting Policies [Line Items]
Matching contribution, percentage of participant annual compensation	6.00%	6.00%	6.00%
Employer expenses related to defined contribution plan	$ 442	$ 515	$ 538
APC
Accounting Policies [Line Items]
Non-royalty bearing grants received				12,272	10,141
Investment received				49,571	40,963
Reduction from research and development expense	$ 0	$ 3,636	$ 4,667
UK Government
Accounting Policies [Line Items]
Non-royalty bearing grants received				$ 15,002	£ 12,397